Cover	Sep. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2024
File Number	333-225433
Registrant Name	AVANT TECHNOLOGIES, INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
Incorporation State Country Code	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
area code	866
phone number	533-0065
Written Communications	false
Soliciting Material	false
PreCommencement Tender Offer	false
PreCommencement Issuer Tender Offer	false
Emerging Growth Company	true
ExTransition Period	false